SGI Small Cap Core Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Agriculture - 1.4%
Andersons, Inc.	9,105	$476,556
Dole PLC	43,814	541,979
Fresh Del Monte Produce, Inc.	26,970	630,019
		1,648,554

Airlines - 0.5%
Sun Country Airlines Holdings, Inc.(a)	54,881	581,190

Apparel - 0.1%
Ralph Lauren Corp.	363	67,837

Auto Manufacturers - 0.1%
REV Group, Inc.	6,200	169,942

Auto Parts & Equipment - 0.2%
Adient PLC(a)	4,355	122,985
Goodyear Tire & Rubber Co., (The)(a)	9,524	117,241
Visteon Corp.(a)	522	58,135
		298,361

Banks - 7.0%
Amalgamated Financial Corp.	14,423	364,614
Ameris Bancorp	27,827	1,389,959
Bank of NT Butterfield & Son Ltd.	16,347	556,942
Bank7 Corp.	2,381	72,025
Bankwell Financial Group, Inc.	2,485	61,479
Customers Bancorp, Inc.(a)	24,253	1,098,661
Financial Institutions, Inc.	7,604	133,906
Hanmi Financial Corp.	17,463	275,217
OFG Bancorp	29,641	1,101,460
Popular, Inc.	813	72,365
Preferred Bank	7,307	545,979
Third Coast Bancshares, Inc.(a)	6,681	140,902
UMB Financial Corp.	16,046	1,322,832
Western Alliance Bancorp	21,729	1,369,579
		8,505,920

Beverages - 1.0%
Coca Cola Bottling Co.	1,288	1,263,579

Biotechnology - 0.8%
ANI Pharmaceuticals, Inc.(a)	8,092	525,171
Vericel Corp.(a)	10,071	480,386
		1,005,557

Building Materials - 5.9%
American Woodmark Corp.(a)	14,166	1,219,834
AZEK Co., Inc., (The)(a)	17,476	838,149
Boise Cascade Co.	10,699	1,468,866
Eagle Materials, Inc.	2,963	688,572
Gibraltar Industries, Inc.(a)	3,479	262,525
Louisiana-Pacific Corp.	15,593	1,429,566
UFP Industries, Inc.	10,328	1,233,989
		7,141,501

Chemicals - 2.7%
Minerals Technologies, Inc.	17,986	1,560,285
Olin Corp.	10,910	586,522
Orion Engineered Carbons SA	46,674	1,160,782
		3,307,589

Commercial Services - 3.6%
Barrett Business Services Inc.	5,863	775,909
Graham Holdings Co. - Class B	319	240,025
Grand Canyon Education, Inc.(a)	1,865	265,688
Herc Holdings, Inc.	8,209	1,190,880
Information Services Group, Inc.	15,427	49,212
Korn/Ferry International	21,214	1,398,851
National Research Corp.	14,249	400,112
PROG Holdings, Inc.	1,726	65,226
		4,385,903

Computers - 1.2%
Grid Dynamics Holdings, Inc.(a)	5,163	49,048
Maximus, Inc.	14,679	1,263,862
Rapid7, Inc.(a)	1,468	53,054
Super Micro Computer, Inc.(a)	76	59,623
		1,425,587

Distribution/Wholesale - 1.6%
Global Industrial Co.	10,538	364,720
H&E Equipment Services, Inc.	23,001	1,089,557
Rush Enterprises, Inc. - Class B	2,377	100,476
Titan Machinery, Inc.(a)	18,681	351,577
		1,906,330

Diversified Financial Services - 5.2%
Affiliated Managers Group, Inc.	3,837	623,896
Brightsphere Investment Group, Inc.	2,661	58,995
Enact Holdings, Inc.	32,529	998,966
Enova International, Inc.(a)	23,834	1,469,366
Evercore, Inc. - Class A	6,698	1,359,292
International Money Express, Inc.(a)	11,863	247,462
Pagseguro Digital Ltd. - Class A(a)	4,841	59,302
Regional Management Corp.	6,312	173,580
Virtus Investment Partners, Inc.	5,758	1,316,221
		6,307,080

Electric - 2.6%
ALLETE, Inc.	21,319	1,346,295
Black Hills Corp.	17,687	998,431
Clearway Energy, Inc. - Class A	5,021	128,939
Northwestern Energy Group, Inc.	8,174	424,721
Portland General Electric Co.	6,260	278,946
		3,177,332

Electrical Components & Equipment - 1.0%
EnerSys	11,651	1,256,444

Electronics - 0.8%
Avnet, Inc.	1,324	72,290
NEXTracker, Inc. - Class A(a)	14,815	817,344
TD SYNNEX Corp.	612	80,074
		969,708

Engineering & Construction - 2.3%
Concrete Pumping Holdings, Inc.(a)	7,739	55,489
EMCOR Group, Inc.	3,310	1,286,464
Frontdoor, Inc.(a)	39,902	1,411,334
Limbach Holdings, Inc.(a)	1,508	86,077
		2,839,364

Food - 1.4%
Ingles Markets, Inc. - Class A	11,947	873,803
Pilgrim's Pride Corp.(a)	24,375	875,794
		1,749,597

Gas - 1.0%
New Jersey Resources Corp.	29,194	1,268,771

Healthcare-Products - 2.9%
Inmode Ltd.(a)	30,766	588,554
iRadimed Corp.	7,225	306,846
LeMaitre Vascular, Inc.	17,659	1,392,942
Omnicell, Inc.(a)	18,012	587,011
RxSight, Inc.(a)	2,930	171,317
Semler Scientific, Inc.(a)	10,819	317,321
Utah Medical Products, Inc.	2,621	178,988
		3,542,979

Healthcare-Services - 2.6%
Addus HomeCare Corp.(a)	10,633	1,220,775
Astrana Health, Inc.(a)	12,642	523,758
National HealthCare Corp.	10,510	1,111,433
Pennant Group, Inc.(a)	7,195	169,370
Viemed Healthcare, Inc.(a)	16,213	120,138
		3,145,474

Home Builders - 9.6%
Beazer Homes USA, Inc.(a)	42,867	1,231,140
Century Communities, Inc.	15,627	1,319,075
Forestar Group, Inc.(a)	30,630	1,041,726
Green Brick Partners, Inc.(a)	1,090	59,514
Hovnanian Enterprises, Inc. - Class A(a)	6,976	1,003,009
LCI Industries	2,179	239,429
M/I Homes, Inc.(a)	10,721	1,339,268
Meritage Homes Corp.	8,072	1,423,497
Taylor Morrison Home Corp.(a)	22,588	1,306,264
Toll Brothers, Inc.	10,833	1,317,726
Tri Pointe Homes, Inc.(a)	35,996	1,394,125
		11,674,773

Household Products/Wares - 0.7%
Quanex Building Products Corp.	25,983	856,400

Insurance - 3.2%
Brighthouse Financial, Inc.(a)	21,751	968,137
Essent Group Ltd.	23,016	1,305,007
NMI Holdings, Inc. - Class A(a)	42,974	1,425,878
SiriusPoint Ltd.(a)	13,534	177,972
		3,876,994

Internet - 0.8%
Cargurus, Inc.(a)	2,740	66,335
HealthStream, Inc.	10,178	277,758
Yelp, Inc.(a)	17,042	630,043
		974,136

Iron/Steel - 0.1%
Radius Recycling, Inc. - Class A	6,629	113,422

Leisure Time - 0.1%
MasterCraft Boat Holdings, Inc.(a)	3,496	73,766

Machinery-Construction & Mining - 1.7%
Hyster-Yale Materials Handling, Inc.	10,629	771,559
Oshkosh Corp.	8,261	939,524
Terex Corp.	5,609	334,689
		2,045,772

Machinery-Diversified - 1.4%
AGCO Corp.	10,475	1,124,282
Columbus McKinnon Corp.	12,573	491,604
DXP Enterprises Inc.(a)	2,084	103,533
		1,719,419

Metal Fabricate/Hardware - 1.2%
Mueller Industries, Inc.	12,776	752,634
Northwest Pipe Co.(a)	1,702	60,404
Ryerson Holding Corp.	27,981	664,549
		1,477,587

Mining - 0.8%
Constellium SE(a)	2,696	58,422
Kaiser Aluminum Corp.	9,227	902,401
		960,823

Miscellaneous Manufacturing - 0.3%
Trinity Industries, Inc.	11,754	369,663

Multi-National - 0.5%
Banco Latinoamericano de Comercio Exterior SA	19,396	582,074

Office Furnishings - 2.0%
HNI Corp.	23,944	1,126,565
Interface, Inc.	3,629	58,463
Steelcase, Inc. - Class A	89,312	1,220,002
		2,405,030

Oil & Gas - 3.0%
Berry Corp.	44,723	311,719
Chord Energy Corp.	291	53,954
Civitas Resources, Inc.	17,145	1,261,186
Gulfport Energy Corp.(a)	382	61,812
Par Pacific Holdings, Inc.(a)	36,290	984,911
Riley Exploration Permian, Inc.	8,797	256,873
Seadrill Ltd.(a)	1,160	60,169
SM Energy Co.	11,877	598,957
		3,589,581

Oil & Gas Services - 0.8%
DNOW, Inc.(a)	68,928	1,005,660

Packaging & Containers - 0.6%
Greif, Inc. - Class A	8,034	521,728
Greif, Inc. - Class B	2,250	146,812
		668,540

Pharmaceuticals - 2.9%
Alkermes PLC(a)	47,190	1,104,246
Amphastar Pharmaceuticals, Inc.(a)	1,498	63,410
Catalyst Pharmaceuticals Partners, Inc.(a)	86,854	1,404,429
Harmony Biosciences Holdings, Inc.(a)	19,946	586,413
Ironwood Pharmaceuticals, Inc.(a)	6,622	41,719
Nature's Sunshine Products, Inc.(a)	4,696	71,943
USANA Health Sciences, Inc.(a)	5,984	284,838
		3,556,998

Private Equity - 0.0%(b)
Patria Investments Ltd. - Class A	4,011	52,143

Real Estate - 0.3%
Newmark Group, Inc. - Class A	12,533	130,469
RMR Group, Inc. - Class A	9,159	215,511
		345,980

REITS - 4.1%
Alexander & Baldwin, Inc.	41,771	701,753
American Assets Trust, Inc.	38,217	831,220
BrightSpire Capital, Inc.	9,341	56,513
Innovative Industrial Properties, Inc.	8,709	938,656
Kilroy Realty Corp.	3,608	120,976
NexPoint Residential Trust, Inc.	9,975	365,783
Park Hotels & Resorts, Inc.	77,032	1,221,727
Ryman Hospitality Properties, Inc.	5,902	620,123
Urban Edge Properties	3,561	63,137
		4,919,888

Retail - 3.4%
BlueLinx Holdings, Inc.(a)	9,385	965,623
Buckle, Inc.	24,227	933,709
Gap, Inc.	2,687	77,815
GMS, Inc.(a)	14,276	1,341,373
Group 1 Automotive, Inc.	180	55,976
PC Connection, Inc.	7,787	526,713
PriceSmart, Inc.	2,841	239,070
		4,140,279

Savings & Loans - 0.9%
Axos Financial, Inc.(a)	19,543	1,052,781
HomeTrust Bancshares, Inc.	2,187	60,383
		1,113,164

Semiconductors - 2.4%
Amkor Technology, Inc.	37,600	1,225,384
Axcelis Technologies, Inc.(a)	8,988	1,011,060
Photronics, Inc.(a)	22,602	618,165
		2,854,609

Software - 5.0%
BigCommerce Holdings, Inc.(a)	25,237	207,953
BILL Holdings, Inc.(a)	8,021	417,493
Braze, Inc. - Class A(a)	21,835	822,088
CommVault Systems, Inc.(a)	8,299	892,848
Consensus Cloud Solutions, Inc.(a)	3,349	63,196
Five9, Inc.(a)	9,019	421,728
Freshworks, Inc. - Class A(a)	49,307	635,074
Gitlab, Inc. - Class A(a)	2,261	106,696
Health Catalyst, Inc.(a)	63,493	420,959
N-able, Inc.(a)	13,037	174,044
Olo, Inc. - Class A(a)	108,245	495,762
SEMrush Holdings, Inc. - Class A(a)	11,942	182,235
Smartsheet, Inc. - Class A(a)	32,491	1,202,167
		6,042,243

Telecommunications - 0.1%
Aviat Networks, Inc.(a)	1,956	60,460

Toys/Games/Hobbies - 0.3%
JAKKS Pacific, Inc.(a)	17,460	324,232
Mattel, Inc.(a)	3,200	56,928
		381,160

Transportation - 6.4%
Ardmore Shipping Corp.	52,693	1,180,850
Costamare, Inc.	47,746	764,413
Covenant Logistics Group, Inc.	8,888	422,447
Hub Group, Inc. - Class A	26,708	1,152,450
Matson, Inc.	11,750	1,506,350
Scorpio Tankers, Inc.	5,508	452,042
Teekay Corp.(a)	74,734	731,646
Teekay Tankers Ltd. - Class A	20,776	1,513,116
		7,723,314
TOTAL COMMON STOCKS (Cost $113,769,043)		119,548,477

TOTAL INVESTMENTS - 98.5% (Cost $113,769,043)		$119,548,477
Money Market Deposit Account - 1.3%(c)		1,556,656
Other Assets in Excess of Liabilities - 0.2%		292,667
TOTAL NET ASSETS - 100.0%		$121,397,800

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	119,548,477	–	–	119,548,477
Total Investments	119,548,477	–	–	119,548,477

Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.